Additional Balance Sheet Disclosures (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Warranty Obligation Roll Forward
Beginning Balance	$ 45.2	$ 44.1
Provision charged to income	40.8	38.9
Usage	(42.7)	(40.6)
Adjustments to previously provided warranties, net	(1.5)	1.9
Other, net	(0.1)	0.9
Ending Balance	41.7	45.2	44.1
Investments Detail [Abstract]
Cost Method Investments	10.6	10.4
Inventories
Raw Materials	281.6	261.0
Work in Process	108.4	115.3
Finished Goods	782.9	753.1
Inventories	1,172.9	1,129.4
LIFO Method Inventories
Value of inventories maintained using LIFO method	152.3	164.1
Excess of replacement costs over stated LIFO value	18.9	17.4
Reduction in cost of revenues as a result of the liquidation of LIFO inventories	0.9	1.4	0.2
Other Assets
Purchases of products for resale from joint venture	44.0	45.1	47.2
Asset Retirement Obligations
Asset retirement obligations	22.5	22.4
Advertising
Capitalized direct-response advertising costs	3.7	6.3
Advertising expense	27.2	31.1	35.0
Amortization of capitalized direct-response advertising costs included in advertising expense	$ 6.8	$ 11.1	$ 13.1